Commitments and Contingencies (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2023	Aug. 31, 2016	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Initial annual salary	$ 252,000
Compensation amount	$ 600,000
Annual bonus compensation equal percentage		30.00%
Income before income taxes		$ 500,000
Compensation, percentage			12.00%	12.00%
SEP IRA Account [Member]
Commitments and Contingencies [Line Items]
Deposits			$ 7,000	$ 6,900
Chief Executive Officer [Member]
Commitments and Contingencies [Line Items]
Compensation amount			70,000	69,000
Bonus amount			$ 0	$ 334,000